Summarized Results of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	$ 16,376	$ 68,048		$ 77,415
Income before taxes	1	3,443		1,982
Income tax (benefit) expense	(39)	1,388		987
Income from operating activities of discontinued operations, net of tax	40	2,055		995
Gain on dispositions, net of tax	48,615
Income from discontinued operations, net of tax	48,655	2,055		995
Income from discontinued operations, net of tax, attributable to noncontrolling interest	999	4,198		3,864
Income (loss) from discontinued operations, net of tax, attributable to TSYS common shareholders	47,656	(2,143)		(2,869)
Interest allocated to discontinued operations		$ 281	[1]	$ 275	[1]

[1]	Interest expense relates to borrowings directly for use by Japan-based operations